Voya Russell Mid Cap Growth Index Portfolio Expense Example - Voya Russell Mid Cap Growth Index Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	660
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	961
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,138